Segment disclosure (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue	$ 213,216	$ 62,677
One royalty interest [Member]
Statement [Line Items]
Revenue	$ 53,800	$ 48,100
Percentage of entity's revenue	57.00%	77.00%
Excluding offtakes [Member]
Statement [Line Items]
Percentage of entity's revenue	90.00%	8.00%
Precious metals and diamonds [Member]
Statement [Line Items]
Percentage of entity's revenue	96.00%	4.00%